Document And Entity Information	0 Months Ended
Apr. 04, 2014
Document And Entity Information
Document Type	497
Document Period End Date	Apr. 11, 2014
Registrant Name	DELAWARE GROUP ADVISER FUNDS
Central Index Key	0000910682
Amendment Flag	false
Document Creation Date	Apr. 04, 2014
Document Effective Date	Apr. 04, 2014
Prospectus Date	Feb. 28, 2014